Payables and other current liabilities	3 Months Ended
Mar. 31, 2025
Trade and other current payables [abstract]
Payables and other current liabilities	Payables and other current liabilitiesNote 17.1. Trade payables and other current liabilities
Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Trade payables	30,748	34,046
Accrued invoices	13,049	22,480
Other	26	—
Trade payables and other current liabilities	43,824	56,525
The increase in accrued invoices as of March 31, 2025 compare to December 31, 2024 is mainly explained by upcoming milestones and increased activity on ABTECT reflecting the progress on phase 3 clinical trials.
Note 17.2. Tax and employee-related payables
Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Employee-related payables	2,742	1,353
Social security and other	1,783	1,506
Other tax and related payments	184	207
Tax and employee-related payables	4,709	3,065